Taxes - Schedule of Loss Before Income Taxes (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Loss Before Income Taxes [Abstract]
Hong Kong	$ 1,443,325	$ 185,440	$ 1,307,335
Foreign	(2,469,999)	(317,347)	(27,749,126)
Total loss before income taxes	$ (1,026,674)	$ (131,907)	$ (26,441,791)